Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
United States	$ (6,097,351)	$ (6,254,468)
Loss before income tax expense	(6,097,351)	(6,254,468)
GIGCAPITAL5, INC [Member]
Income Tax Examination [Line Items]
United States	(3,605,472)	(2,287,692)
Loss before income tax expense	$ (3,605,472)	$ (2,287,692)